Vessel Held for Sale (Details) $ in Thousands	4 Months Ended	6 Months Ended	12 Months Ended
	Apr. 27, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Long Lived Assets Held-for-sale [Line Items]
Vessels held for sale, fair value		$ 67,000	$ 0
Vessel impairment loss			30,304
Vessels, net		$ 1,005,290	$ 1,099,015
YM Unity
Long Lived Assets Held-for-sale [Line Items]
Vessel Year Built		2006
Containership Capacity		8,204
YM Utmost
Long Lived Assets Held-for-sale [Line Items]
Vessel Year Built		2006
Containership Capacity		8,204
YM Unity and YM Utmost
Long Lived Assets Held-for-sale [Line Items]
Sale Price Contractual Agreement	$ 67,000
Vessels held for sale, fair value		$ 67,000
Vessel impairment loss		37,860
Dry dock and special survey costs, net		2,104
Vessels, net		$ 104,860